UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock International Index Fund of BlackRock Index Funds, Inc.

Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master International Index Series of Quantitative Master Series LLC	$257,461,467

Total Investments (Cost - $244,304,027) - 100.1%	257,461,467
Liabilities in Excess of Other Assets - (0.1)%	(135,077)

Net Assets - 100.0%	$257,326,390

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2010, the value of the investment and the percentage owned by the Fund of the Series was $257,461,467 and 34.4%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Series.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2010, the Fund’s investment in the Series was classified as Level 2.

Master International Index Series
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 8.3%
AGL Energy Ltd.	32,318	$445,331
AMP Ltd.	144,579	829,569
AXA Asia Pacific Holdings Ltd.	74,145	429,274
Alumina Ltd.	176,221	276,236
Amcor Ltd.	87,692	513,905
Aristocrat Leisure Ltd.	20,414	84,703
Arrow Energy Ltd. (a)	34,672	159,884
Asciano Group (a)	199,314	345,823
Australia & New Zealand Banking Group Ltd.	176,656	4,105,916
Australian Stock Exchange Ltd.	12,589	391,599
BGP Holdings Plc (a)	783,183	11
BHP Billiton Ltd.	236,852	9,500,546
Bendigo and Adelaide Bank Ltd.	23,903	219,137
Billabong International Ltd.	10,450	108,041
BlueScope Steel Ltd. (a)	131,327	350,150
Boral Ltd.	34,545	177,589
Brambles Ltd.	99,668	672,320
CFS Retail Property Trust	120,545	207,159
CSL Ltd.	39,652	1,324,429
CSR Ltd.	78,593	119,267
Caltex Australia Ltd.	6,290	65,166
Coca-Cola Amatil Ltd.	39,909	411,717
Cochlear Ltd.	3,244	216,574
Commonwealth Bank of Australia Ltd.	108,289	5,584,790
Computershare Ltd.	32,093	368,240
Crown Ltd.	35,705	267,692
DB RREEF Trust	326,593	242,451
Energy Resources of Australia Ltd.	5,323	92,303
Fairfax Media Ltd.	157,547	259,924
Fortescue Metals Group Ltd. (a)	87,254	391,775
Foster’s Group Ltd.	135,878	658,736
General Property Trust	666,559	351,450
Goodman Fielder Ltd.	65,355	85,579
Goodman Group	480,536	287,983
Harvey Norman Holdings Ltd.	47,593	157,767
Incitec Pivot Ltd.	115,954	368,379
Insurance Australia Group Ltd.	153,545	546,069
Intoll Group	128,301	131,449
James Hardie Industries NV (a)	26,387	175,787
Leighton Holdings Ltd.	11,460	409,323
Lend Lease Group	36,073	286,402
Macquarie Atlas Roads Group (a)	1	—
Macquarie Group Ltd.	23,643	1,022,478
Map Group	53,883	152,606
Metcash Ltd.	42,567	161,568
Mirvac Group	193,202	261,033
National Australia Bank Ltd.	147,786	3,728,798
Newcrest Mining Ltd.	34,140	1,029,315
Nufarm Ltd.	12,446	93,828

Common Stocks	Shares	Value

Australia (concluded)
OZ Mineral Ltd.	214,122	$225,184
OneSteel Ltd.	99,214	354,781
Orica Ltd.	25,764	632,372
Origin Energy Ltd.	62,837	953,784
Paladin Resources Ltd. (a)	36,049	130,575
QBE Insurance Group Ltd.	71,110	1,357,489
Qantas Airways Ltd.	76,420	198,783
Rio Tinto Ltd.	30,727	2,207,332
SP AusNet	44,200	36,668
Santos Ltd.	58,635	789,183
Sims Metal Management Ltd.	10,713	211,105
Sonic Healthcare Ltd.	26,679	351,645
Stockland	169,997	621,011
Suncorp-Metway Ltd.	94,872	742,485
Tabcorp Holdings Ltd.	49,709	314,347
Tatts Group Ltd.	65,598	147,978
Telstra Corp. Ltd.	298,682	818,967
Toll Holdings Ltd.	50,305	342,085
Transurban Group	89,765	415,722
Wesfarmers Ltd., Ordinary Shares	70,693	2,059,905
Wesfarmers Ltd. Partially Protected Shares	11,123	324,940
Westfield Group	146,493	1,618,758
Westpac Banking Corp.	207,650	5,297,577
Woodside Petroleum Ltd.	37,913	1,631,594
Woolworths Ltd.	87,460	2,246,469
WorleyParsons Ltd.	11,918	278,138

		62,378,948

Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	13,443	563,183
Immoeast Immobilien Anlagen AG (a)	30,711	168,300
OMV AG	10,698	401,100
Raiffeisen International Bank Holding AG	3,837	182,278
Telekom Austria AG	25,749	360,025
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	5,338	211,492
Vienna Insurance Group	2,435	128,215
Voestalpine AG	8,660	349,161

		2,363,754

Belgium — 0.9%
Anheuser-Busch InBev NV	51,106	2,570,526
Anheuser-Busch InBev NV VVPR Strip (a)	24,368	230
Belgacom SA	11,277	440,451
Colruyt SA	1,193	293,634
Delhaize Group	6,859	550,505
Dexia NV	39,474	234,638

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	1

Master International Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Belgium (concluded)
Fortis (a)	164,508	$582,432
Groupe Bruxelles Lambert SA	5,966	526,923
KBC Bancassurance Holding (a)	11,554	556,502
Mobistar SA	1,543	94,963
Nationale A Portefeuille	3,141	164,666
Solvay SA	4,453	457,125
UCB SA	7,495	319,766
Umicore SA	7,309	254,961

		7,047,322

Bermuda — 0.1%
Mongolia Energy Co. Ltd. (a)	232,140	107,111
SeaDrill Ltd.	20,052	469,266
Yue Yuen Industrial Holdings Ltd.	50,285	174,865

		751,242

Cayman Islands — 0.1%
Foxconn International Holdings Ltd. (a)	158,313	166,690
Lifestyle International Holdings Ltd.	25,966	46,827
Sands China Ltd. (a)	122,200	194,217

		407,734

Denmark — 0.9%
A.P. Moller - Maersk A/S, Class A	41	298,325
A.P. Moller - Maersk A/S, Class B	90	685,916
Carlsberg A/S	7,349	616,106
Coloplast A/S, Class B	1,714	188,621
Danske Bank A/S	34,351	842,874
Dsv A/S	15,864	283,254
H Lundbeck A/S	5,000	93,839
Novo-Nordisk A/S, Class B	30,999	2,392,979
Novozymes A/S, Class B	3,417	378,020
Topdanmark A/S (a)	676	88,017
TrygVesta A/S	1,988	131,166
Vestas Wind Systems A/S (a)	14,532	790,605
William Demant Holding (a)	1,780	125,868

		6,915,590

Finland — 1.2%
Elisa Corp.	10,641	219,319
Fortum Oyj	30,645	749,999
Kesko Oyj, Class B	5,035	198,185
Kone Oyj, Class B	11,384	470,512
Metso Oyj (a)	8,556	276,142
Neste Oil Oyj	9,709	169,393
Nokia Oyj	265,085	4,131,139
Nokian Renkaat Oyj	6,315	163,970
OKO Bank	9,023	101,261
Orion Oyj	4,981	110,050
Outokumpu Oyj (a)	10,168	223,445
Rautaruukki Oyj	3,946	85,301
Sampo Oyj	30,140	799,030
Sanoma Oyj	4,340	96,122
Stora Enso Oyj, Class R	47,345	360,435
UPM-Kymmene Oyj	37,354	495,316

Common Stocks	Shares	Value

Finland (concluded)
Wartsila Oyj	6,130	$310,400

		8,960,019

France — 9.8%
AXA SA	119,727	2,656,140
Accor SA	10,509	581,528
Aeroports de Paris	2,251	185,203
Air France-KLM	9,956	157,270
Air Liquide	17,753	2,132,567
Alcatel SA (a)	166,383	523,303
Alstom	14,319	891,559
Atos Origin SA (a)	2,360	118,538
BNP Paribas SA	67,029	5,137,572
BioMerieux	968	111,090
Bouygues	16,074	806,469
Bureau Veritas SA	3,272	173,594
CNP Assurances	2,773	261,694
Cap Gemini SA	10,499	516,201
Carrefour SA	44,684	2,152,990
Casino Guichard Perrachon SA	3,996	337,723
Christian Dior SA	4,796	511,258
Cie de Saint-Gobain SA	27,201	1,306,299
Cie Generale d’Optique Essilor International SA	14,433	921,690
Compagnie Generale de Geophysique SA (a)	8,889	251,683
Compagnie Generale des Etablissements Michelin	10,578	779,062
Credit Agricole SA	65,563	1,145,262
Dassault Systemes SA	4,826	285,365
EDP Renovaveis SA (a)	14,456	112,952
Eiffage	2,707	139,975
Electricite de France SA	17,003	926,896
Eramet	406	139,291
Eurazeo	2,034	140,760
European Aeronautic Defense and Space Co.	29,243	587,453
Eutelsat Communications	7,237	257,272
Fonciere Des Regions	1,915	210,682
France Telecom SA	131,176	3,142,036
GDF Suez	88,023	3,402,706
Gecina SA	1,427	157,951
Groupe Danone	38,873	2,341,203
Groupe Eurotunnel SA	33,918	345,554
Hermes International	4,098	569,315
ICADE	1,246	138,884
Iliad SA	1,024	105,455
Imerys SA	1,626	100,034
Ipsen	1,770	86,431
JC Decaux SA (a)	4,548	126,855
Klepierre	6,678	261,652
L’Oreal SA	16,791	1,765,816
LVMH Moet Hennessy Louis Vuitton SA	17,205	2,009,916
Lafarge SA	14,337	1,007,072
Lagardere S.C.A.	9,747	393,998

2	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master International Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

France (concluded)
Legrand Promesses	7,653	$241,673
M6-Metropole Television SA	2,978	76,872
Natixis (a)	68,849	369,083
Neopost SA	1,694	135,372
PagesJaunes Groupe SA	5,370	61,621
Pernod-Ricard SA	14,198	1,204,708
Peugeot SA (a)	10,921	320,837
Pinault-Printemps-Redoute	5,451	724,688
Publicis Groupe	9,557	408,445
Renault SA (a)	13,294	621,127
Safran SA	13,954	363,554
Sanofi-Aventis	74,532	5,562,231
Schneider Electric SA	16,517	1,929,684
Scor SE	12,536	317,055
Societe BIC SA	1,338	102,539
Societe Des Autoroutes Paris-Rhin- Rhone	1,749	126,159
Societe Generale SA	44,411	2,787,235
Societe Television Francaise 1	6,037	111,834
Sodexho Alliance SA	6,923	412,871
Suez Environnement SA	20,117	462,715
Technip SA	7,663	622,037
Thales SA	7,489	300,709
Total SA	149,471	8,675,036
Unibail - Rodamco	6,459	1,307,628
Vallourec SA	4,111	829,567
Veolia Environnement SA	28,345	980,410
Vinci SA	31,220	1,837,929
Vivendi SA	87,004	2,326,548

		73,634,386

Germany — 7.4%
Adidas-Salomon AG	15,015	802,747
Allianz AG, Registered Shares	32,135	4,021,943
BASF SE	65,023	4,024,792
Bayer AG	58,543	3,955,760
Bayerische Motoren Werke AG	23,433	1,081,044
Bayerische Motoren Werke AG (Preference Shares)	4,306	152,734
Beiersdorf AG	6,329	378,370
Celesio AG	6,095	194,800
Commerzbank AG (a)	50,859	433,332
DaimlerChrysler AG	63,796	2,998,477
Deutsche Bank AG, Registered Shares	41,777	3,206,966
Deutsche Boerse AG	13,801	1,021,112
Deutsche Lufthansa AG	16,429	272,305
Deutsche Post AG	60,709	1,051,468
Deutsche Postbank AG (a)	6,521	208,677
Deutsche Telekom AG	200,546	2,710,133
E.ON AG	134,476	4,971,687
Fraport AG	2,369	124,546
Fresenius AG	2,242	166,910
Fresenius AG (Preference Shares)	6,420	484,831
Fresenius Medical Care AG	13,770	775,846

Common Stocks	Shares	Value

Germany (concluded)
GEA Group AG	10,306	$238,737
Hannover Rueckversicherung AG Registered Shares (a)	4,328	213,398
HeidelbergCement AG	10,091	561,680
Henkel KGaA	9,649	446,664
Hochtief AG	3,185	267,258
Infineon Technologies AG (a)	77,990	540,119
K+S AG	12,363	749,168
Linde AG	10,882	1,297,995
MAN SE	7,588	634,696
Merck KGaA	4,637	375,946
Metro AG	8,138	482,816
Muenchener Rueckversicherungs AG, Registered Shares	13,972	2,266,503
Porsche Automobil Holding SE (Preference Shares)	6,736	411,387
Puma AG Rudolf Dassler Sport	465	147,288
Qiagen NV (a)	16,748	385,950
RWE AG	29,647	2,630,062
SAP AG	60,722	2,939,802
Salzgitter AG	2,803	259,715
Siemens AG	58,253	5,820,496
Solarworld AG	3,978	59,810
Suedzucker AG	4,456	98,221
TUI AG	6,951	78,012
ThyssenKrupp AG	24,000	822,965
United Internet AG (a)	9,255	140,430
Volkswagen AG	2,115	205,564
Wacker Chemie AG	1,187	177,121

		55,290,283

Greece — 0.4%
Alpha Bank AE	30,397	288,539
Bank of Cyprus Public Co. Ltd.	38,379	242,104
Coca-Cola Hellenic Bottling Co. SA	14,003	376,934
EFG Eurobank Ergasias SA (a)	26,407	242,538
Hellenic Petroleum SA	7,916	90,756
Hellenic Telecommunications Organization SA	20,610	256,152
Marfin Investment Group SA	53,258	122,231
National Bank of Greece SA	43,405	875,404
OPAP SA	14,466	328,748
Piraeus Bank SA (a)	21,954	191,790
Public Power Corp. (a)	8,529	149,798
Titan Cement Co. SA	4,442	117,611

		3,282,605

Hong Kong — 2.3%
ASM Pacific Technology Ltd.	14,504	137,153
BOC Hong Kong Holdings Ltd.	267,400	636,246
Bank of East Asia Ltd.	108,132	397,077
CLP Holdings Ltd.	141,687	1,012,689
Cathay Pacific Airways Ltd.	86,263	181,452
Cheung Kong Holdings Ltd.	97,835	1,258,064
Cheung Kong Infrastructure Holdings Ltd.	25,500	98,645
Chinese Estates Holdings Ltd.	64,000	106,965

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hong Kong (concluded)
Esprit Holdings Ltd.	87,087	$686,344
Hang Lung Group Ltd.	63,000	333,688
Hang Lung Properties Ltd.	158,000	635,741
Hang Seng Bank Ltd.	53,353	742,345
Henderson Land Development Co., Ltd.	81,491	572,843
The Hong Kong & China Gas Ltd.	300,290	748,181
Hong Kong Aircraft Engineering Co., Ltd.	2,400	30,283
Hong Kong Exchanges and Clearing Ltd.	73,427	1,222,696
HongKong Electric Holdings Ltd.	107,500	637,586
Hopewell Holdings Ltd.	45,349	134,219
Hutchison Whampoa Ltd.	153,176	1,118,693
Hysan Development Co., Ltd.	45,791	132,252
Kerry Properties Ltd.	52,000	278,510
Li & Fung Ltd.	155,990	767,152
The Link Real Estate Investment Trust	160,414	395,265
MTR Corp.	91,000	344,230
NWS Holdings Ltd.	64,000	127,584
New World Development Ltd.	185,484	362,201
Orient Overseas International Ltd.	16,057	118,822
PCCW Ltd.	333,000	99,093
Shangri-La Asia Ltd.	98,990	194,020
Sino Land Co.	104,421	204,110
Sun Hung Kai Properties Ltd.	100,324	1,505,461
Swire Pacific Ltd., Class A	54,077	649,990
Television Broadcasts Ltd.	14,000	67,774
Wharf Holdings Ltd.	96,870	545,011
Wheelock and Co., Ltd.	74,000	217,906
Wing Hang Bank Ltd.	11,500	105,062

		16,805,353

Ireland — 0.3%
Anglo Irish Bank Corp. Plc	62,641	1
CRH Plc	49,377	1,231,710
Elan Corp. Plc (a)	35,769	271,490
Kerry Group Plc	10,099	313,915
Ryanair Holdings Plc (a)	35,968	179,290

		1,996,406

Italy — 3.1%
A2A SpA	83,811	157,103
Assicurazioni Generali SpA	82,107	1,971,797
Autogrill SpA (a)	3,996	48,632
Autostrade SpA	18,482	431,577
Banca Carige SpA	50,030	136,780
Banca Monte dei Paschi di Siena SpA	165,568	244,748
Banca Popolare di Milano Scrl	31,559	195,939
Banco Popolare SpA (a)	45,885	318,535
Enel SpA	464,779	2,597,635
Eni SpA	184,466	4,326,894
Exor SpA	6,689	116,220
Fiat SpA (a)	54,814	713,300
Finmeccanica SpA	28,989	386,822

Common Stocks	Shares	Value

Italy (concluded)
Fondiaria-Sai SpA	1,744	$26,203
Intesa Sanpaolo SpA (a)	539,504	2,009,160
Intesa Sanpaolo SpA (Non- Convertible Savings Shares)	62,426	186,586
Italcementi SpA	1,285	14,855
Luxottica Group SpA	9,554	255,956
Mediaset SpA	50,849	436,683
Mediobanca SpA (a)	33,971	365,036
Mediolanum SpA	22,232	130,176
Parmalat SpA	141,422	387,395
Pirelli & C. SpA (a)	113,846	69,968
Prysmian SpA	5,678	111,535
Saipem SpA	18,998	734,913
Snam Rete Gas SpA	102,419	518,987
Telecom Italia SpA	712,453	1,024,370
Telecom Italia SpA (Non- Convertible Savings Shares)	456,819	515,322
Terna SpA	93,312	403,267
Unicredit SpA	1,158,002	3,414,444
Unione Di Banche Italiane ScpA	44,370	598,500
Unipol SpA (a)	15,986	18,032

		22,867,370

Japan — 21.4%
The 77 Bank Ltd.	18,000	102,916
Abc-Mart Inc	1,800	57,533
Acom Co., Ltd.	3,370	55,209
Advantest Corp.	11,500	288,366
Aeon Co., Ltd.	44,400	504,575
Aeon Credit Service Co., Ltd.	2,300	27,340
Aeon Mall Co., Ltd.	6,100	128,841
Aioi Insurance Co., Ltd.	36,000	189,858
Air Water Inc.	7,000	80,198
Aisin Seiki Co., Ltd.	13,400	402,376
Ajinomoto Co., Inc.	51,000	505,653
Alfresa Holdings Corp.	1,900	81,962
All Nippon Airways Co., Ltd.	69,000	197,219
Amada Co., Ltd.	27,000	226,742
Aozora Bank Ltd.	57,000	80,646
Asahi Breweries Ltd.	26,500	497,258
Asahi Glass Co., Ltd.	69,100	779,394
Asahi Kasei Corp.	91,000	490,210
Asics Corp.	7,000	68,531
Astellas Pharma, Inc.	31,900	1,155,520
The Bank of Kyoto Ltd.	24,000	221,302
The Bank of Yokohama Ltd.	87,000	426,907
Benesse Holdings, Inc.	6,300	273,139
Bridgestone Corp.	42,100	720,496
Brother Industries Ltd.	18,700	226,510
Canon Marketing Japan Inc.	3,100	42,226
Canon, Inc.	75,500	3,492,271
Casio Computer Co., Ltd.	12,200	94,008
Central Japan Railway Co.	101	769,909
The Chiba Bank Ltd.	61,000	365,232
Chiyoda Corp.	7,000	69,556
Chubu Electric Power Co., Inc.	45,400	1,135,548

4	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master International Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co., Ltd.	17,700	$332,457
The Chugoku Bank Ltd.	13,000	175,732
Chugoku Electric Power Co.	19,700	391,807
Chuo Mitsui Trust Holdings, Inc.	73,000	274,791
Citizens Holding Co., Ltd.	24,200	165,794
Coca-Cola West Holdings Co., Ltd.	1,300	21,251
Cosmo Oil Co., Ltd.	26,000	62,985
Credit Saison Co., Ltd.	13,100	203,297
Dai Nippon Printing Co., Ltd.	41,000	554,574
Daicel Chemical Industries Ltd.	20,000	137,670
Daido Steel Co., Ltd.	11,000	46,313
Daihatsu Motor Co., Ltd.	16,000	152,947
Daiichi Sankyo Co., Ltd.	46,700	875,570
Daikin Industries Ltd.	16,400	672,094
Dainippon Pharma Co., Ltd.	14,000	128,459
Daito Trust Construction Co., Ltd.	6,300	304,623
Daiwa House Industry Co., Ltd.	39,000	440,818
Daiwa Securities Group, Inc.	110,000	579,774
Dena Co. Ltd.	23	170,304
Denki Kagaku Kogyo Kabushiki Kaisha	25,000	107,575
Denso Corp.	34,300	1,023,661
Dentsu, Inc.	13,313	350,306
Diamond Lease Co., Ltd.	4,300	156,670
Dowa Mining Co., Ltd.	10,350	62,412
East Japan Railway Co.	23,449	1,631,515
Eisai Co., Ltd.	17,800	634,710
Electric Power Development Co.	9,400	309,945
Elpida Memory, Inc. (a)	12,600	248,653
FamilyMart Co., Ltd.	4,400	140,104
Fanuc Ltd.	13,200	1,402,968
Fast Retailing Co., Ltd.	3,400	591,361
Fuji Electric Holdings Co., Ltd.	50,800	138,782
Fuji Heavy Industries Ltd.	34,000	176,414
Fuji Media Holdings, Inc.	44	65,256
Fuji Photo Film Co., Ltd.	32,700	1,126,372
Fujitsu Ltd.	126,000	827,160
Fukuoka Financial Group, Inc.	56,000	238,295
Furukawa Electric Co., Ltd.	45,000	234,228
GS Yuasa Corp.	26,000	175,802
The Gunma Bank Ltd.	22,000	121,828
The Hachijuni Bank Ltd.	26,000	148,213
Hakuhodo DY Holdings, Inc.	760	40,060
Hankyu Hanshin Holdings, Inc.	81,000	375,676
Hino Motors Ltd.	18,000	76,108
Hirose Electric Co., Ltd.	2,300	265,624
Thr Hiroshima Bank Ltd.	28,000	118,534
Hisamitsu Pharmaceutical Co., Ltd.	5,100	189,771
Hitachi Chemical Co., Ltd.	7,700	166,809
Hitachi Construction Machinery Co., Ltd.	7,600	179,888
Hitachi High-Technologies Corp.	3,500	80,375
Hitachi Ltd. (a)	314,000	1,168,273
Hitachi Metals Ltd.	12,000	126,338
Hokkaido Electric Power Co., Inc.	12,900	247,599
Hokuhoku Financial Group, Inc.	91,100	200,277

Common Stocks	Shares	Value

Japan (continued)
Hokuriku Electric Power	13,500	$297,104
Honda Motor Co., Ltd.	116,500	4,106,473
Hoya Corp.	27,600	759,938
IHI Corp.	79,000	144,730
Ibiden Co., Ltd.	9,500	327,895
Idemitsu Kosan Co., Ltd.	1,600	121,357
Inpex Corp.	55	403,922
Isetan Mitsukoshi Holdings Ltd.	25,705	276,531
Isuzu Motors Ltd.	96,000	260,246
Ito En, Ltd.	2,100	32,546
Itochu Corp.	106,000	930,381
Itochu Techno-Science Corp.	700	23,003
The Iyo Bank Ltd.	19,000	180,856
J Front Retailing Co., Ltd.	29,600	174,462
JFE Holdings, Inc.	34,700	1,400,031
JGC Corp.	16,000	285,612
JS Group Corp.	18,900	385,074
JSR Corp.	12,900	269,367
JTEKT Corp.	14,300	169,287
Jafco Co., Ltd.	900	23,680
Japan Petroleum Explora	2,400	121,861
Japan Prime Realty Investment Corp.	32	71,260
Japan Real Estate Investment Corp.	36	307,174
Japan Retail Fund Investment Corp.	120	141,450
The Japan Steel Works, Ltd.	24,000	275,394
Japan Tobacco, Inc.	317	1,180,142
The Joyo Bank Ltd.	48,000	214,507
Jupiter Telecommunications Co., Ltd.	157	181,561
KDDI Corp.	205	1,061,247
Kajima Corp.	54,800	134,460
Kamigumi Co., Ltd.	19,000	152,961
Kaneka Corp.	21,000	136,260
The Kansai Electric Power Co., Inc.	52,400	1,201,181
Kansai Paint Co., Ltd.	11,000	89,854
Kao Corp.	38,000	963,741
Kawasaki Heavy Industries Ltd.	102,000	282,103
Kawasaki Kisen Kaisha Ltd.	57,000	227,706
Keihin Electric Express Railway Co., Ltd.	32,000	262,974
Keio Electric Railway Co., Ltd.	42,000	283,780
Keisei Electric Railway Co., Ltd.	12,000	73,115
Keyence Corp.	3,020	723,104
Kikkoman Corp.	13,000	152,358
Kinden Corp.	6,000	52,651
Kintetsu Corp.	126,000	392,392
Kirin Holdings Co., Ltd.	59,000	871,105
Kobe Steel Ltd.	179,000	385,425
Koito Manufacturing Co., Ltd.	5,000	74,426
Komatsu Ltd.	66,900	1,405,535
Konami Corp.	8,600	165,971
Konica Minolta Holdings, Inc.	34,000	397,676
Kubota Corp.	73,000	666,508

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	5

Master International Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Kuraray Co., Ltd.	25,000	$336,881
Kurita Water Industries Ltd.	8,600	243,940
Kyocera Corp.	11,100	1,083,486
Kyowa Hakko Kirin Co., Ltd.	19,000	196,232
Kyushu Electric Power Co., Inc.	28,500	620,829
Lawson, Inc.	5,700	243,422
Mabuchi Motor Co., Ltd.	1,600	92,272
Makita Corp.	8,000	264,081
Marubeni Corp.	115,000	715,784
Marui Group Co., Ltd.	10,500	76,170
Maruichi Steel Tube Ltd.	400	8,116
Matsui Securities Co., Ltd.	2,900	20,769
Mazda Motor Corp.	108,400	305,747
McDonald’s Holdings Co. Japan Ltd.	5,700	115,723
Medipal Holdings Corp.	10,900	129,231
Meiji Holdings Co., Ltd.	4,293	166,588
Minebea Co., Ltd.	19,000	115,753
Mitsubishi Chemical Holdings Corp.	86,000	440,421
Mitsubishi Corp.	89,400	2,347,618
Mitsubishi Electric Corp.	136,000	1,252,193
Mitsubishi Estate Co., Ltd.	83,000	1,360,279
Mitsubishi Gas Chemical Co., Inc.	25,000	150,909
Mitsubishi Heavy Industries Ltd.	213,200	884,416
Mitsubishi Logistics Corp.	4,000	49,773
Mitsubishi Materials Corp.	92,000	265,005
Mitsubishi Motors Corp. (a)	251,000	341,713
Mitsubishi Tanabe Pharma Corp.	16,000	226,091
Mitsubishi UFJ Financial Group, Inc.	885,174	4,639,775
Mitsui & Co., Ltd.	121,000	2,037,318
Mitsui Chemicals, Inc.	70,000	212,219
Mitsui Engineering & Shipbuilding Co., Ltd.	47,000	117,311
Mitsui Fudosan Co., Ltd.	57,000	970,188
Mitsui Mining & Smelting Co., Ltd.	25,000	74,998
Mitsui OSK Lines Ltd.	81,000	582,476
Mitsui Sumitomo Insurance Group Holdings, Inc.	28,457	791,411
Mitsumi Electric Co., Ltd.	4,100	89,891
Mizuho Financial Group, Inc.	954,840	1,887,765
Murata Manufacturing Co., Ltd.	15,100	859,294
NEC Corp.	183,000	551,205
NGK Insulators Ltd.	18,000	367,960
NGK Spark Plug Co., Ltd.	12,000	163,463
NHK Spring Co., Ltd.	7,000	64,332
NOK Corp.	8,600	129,546
NSK Ltd.	34,000	268,926
NTN Corp.	43,000	194,519
NTT Data Corp.	92	306,756
NTT DoCoMo, Inc.	1,082	1,646,773
NTT Urban Development Co.	89	75,352
Namco Bandai Holdings, Inc.	13,500	131,662
Nidec Corp.	7,300	782,719
Nikon Corp.	23,000	502,850

Common Stocks	Shares	Value

Japan (continued)
Nintendo Co., Ltd.	6,900	$2,314,009
Nippon Building Fund, Inc.	38	327,444
Nippon Electric Glass Co.	24,500	345,816
Nippon Express Co., Ltd.	69,000	297,177
Nippon Meat Packers, Inc.	14,000	177,122
Nippon Mining Holdings, Inc.	63,500	301,625
Nippon Oil Corp.	88,000	448,176
Nippon Paper Group, Inc.	6,894	177,389
Nippon Sanso Corp.	20,000	195,862
Nippon Sheet Glass Co., Ltd.	33,000	97,600
Nippon Steel Corp.	359,000	1,411,673
Nippon Telegraph & Telephone Corp.	36,276	1,526,405
Nippon Yusen Kabushiki Kaisha	114,000	450,870
Nipponkoa Insurance Co., Ltd.	47,000	299,364
The Nishi-Nippon City Bank Ltd.	39,000	115,330
Nissan Chemical Industries Ltd.	12,000	167,977
Nissan Motor Co., Ltd.	175,400	1,506,252
Nissay Dowa General Insurance Co., Ltd.	3,000	15,905
Nissha Printing Co. Ltd.	2,800	109,464
Nisshin Seifun Group, Inc.	14,000	180,804
Nisshin Steel Co., Ltd.	30,000	62,644
Nisshinbo Industries, Inc.	13,000	134,794
Nissin Foods Holdings Co., Ltd.	6,100	205,318
Nitori Co., Ltd.	2,700	205,006
Nitto Denko Corp.	11,610	450,850
Nomura Holdings, Inc.	260,300	1,909,990
Nomura Real Estate Holdings, Inc.	7,200	111,208
Nomura Real Estate Office Fund, Inc.	14	78,722
Nomura Research Institute Ltd.	7,400	168,685
OJI Paper Co., Ltd.	61,000	267,727
ORIX Corp.	7,370	654,383
Obayashi Corp.	47,000	208,941
Obic Co., Ltd.	250	45,432
Odakyu Electric Railway Co., Ltd.	45,000	374,759
Olympus Corp.	16,000	514,333
Omron Corp.	14,500	337,286
Ono Pharmaceutical Co., Ltd.	6,200	275,976
Oracle Corp. Japan	2,900	134,603
Oriental Land Co., Ltd.	3,300	230,209
Osaka Gas Co., Ltd.	130,000	466,085
Otsuka Shokai Co., Ltd.	500	31,799
Panasonic Corp.	138,000	2,115,683
Panasonic Electric Works Ltd.	29,873	377,632
Rakuten, Inc.	510	368,950
Resona Holdings, Inc.	36,256	459,494
Ricoh Co., Ltd.	50,000	783,122
Rinnai Corp.	3,100	162,962
Rohm Co., Ltd.	7,500	561,183
SBI Holdings, Inc.	1,385	273,845
SMC Corp.	4,000	543,987
Sankyo Co., Ltd. (Gunma)	4,500	222,774
Santen Pharmaceutical Co., Ltd.	3,900	117,387
Sanyo Electric Co., Ltd. (a)	113,000	181,456

6	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Master International Index Series
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Sapporo Hokuyo Holdings, Inc.	13,789	$63,055
Sapporo Holdings Ltd.	19,000	99,314
Secom Co., Ltd.	14,000	612,976
Sega Sammy Holdings, Inc.	14,332	173,646
Seiko Epson Corp.	10,300	160,272
Sekisui Chemical Co., Ltd.	32,000	216,978
Sekisui House Ltd.	39,000	390,352
Senshu Ikeda Holdings, Inc.	35,670	64,900
Seven & I Holdings Co., Ltd.	54,300	1,313,576
Seven Bank Ltd.	22	44,281
Sharp Corp.	70,000	876,594
Shikoku Electric Power Co., Inc.	13,100	371,467
Shimadzu Corp.	12,000	96,287
Shimamura Co., Ltd.	1,600	141,849
Shimano, Inc.	4,900	217,207
Shimizu Corp.	43,000	179,736
Shin-Etsu Chemical Co., Ltd.	29,000	1,687,699
Shinko Electric Industries	2,700	41,919
Shinko Securities Co., Ltd.	42,300	133,941
Shinsei Bank Ltd.	81,000	98,183
Shionogi & Co., Ltd.	23,000	437,766
Shiseido Co., Ltd.	26,000	565,776
The Shizuoka Bank Ltd.	43,000	375,445
Showa Denko KK	103,000	232,474
Showa Shell Sekiyu KK	18,700	126,652
Softbank Corp.	52,500	1,295,493
Sojitz Corp.	86,500	167,700
Sompo Japan Insurance, Inc.	67,800	485,411
Sony Corp.	70,400	2,697,473
Sony Financial Holdings, Inc.	62	203,803
Square Enix Holdings Co., Ltd.	5,400	118,235
Stanley Electric Co., Ltd.	11,600	225,619
Sumco Corp. (a)	8,100	172,696
Sumitomo Chemical Co., Ltd.	114,000	558,180
Sumitomo Corp.	76,000	875,183
Sumitomo Electric Industries Ltd.	51,100	627,782
Sumitomo Heavy Industries Ltd.	48,000	289,614
Sumitomo Metal Industries Ltd.	237,000	718,506
Sumitomo Metal Mining Co., Ltd.	37,000	550,486
Sumitomo Mitsui Financial Group, Inc.	90,250	2,989,962
Sumitomo Realty & Development Co., Ltd.	27,000	515,210
Sumitomo Rubber Industries, Ltd.	7,700	68,017
The Sumitomo Trust & Banking Co., Ltd.	100,000	587,766
Suruga Bank Ltd.	15,000	134,347
Suzuken Co., Ltd.	5,200	183,559
Suzuki Motor Corp.	22,900	505,632
Sysmex Corp.	1,800	105,662
T&D Holdings, Inc.	20,000	474,569
TDK Corp.	8,200	546,653
THK Co., Ltd.	7,500	163,967
Taiheiyo Cement Corp.	38,000	54,527
Taisei Corp.	75,000	165,465
Taisho Pharmaceutical Co., Ltd.	9,000	163,558

Common Stocks	Shares	Value

Japan (concluded)
Takashimaya Co., Ltd.	19,000	$156,207
Takeda Pharmaceutical Co., Ltd.	52,900	2,329,395
Teijin Ltd.	68,000	228,578
Terumo Corp.	11,700	623,800
Tobu Railway Co., Ltd.	59,000	327,715
Toho Co., Ltd.	8,500	137,019
Toho Gas Co., Ltd.	36,000	196,567
Tohoku Electric Power Co., Inc.	31,600	668,476
Tokio Marine Holdings, Inc.	51,000	1,437,750
Tokuyama Corp.	28,000	155,238
The Tokyo Electric Power Co., Inc.	85,300	2,275,079
Tokyo Electron Ltd.	12,100	804,129
Tokyo Gas Co., Ltd.	163,000	718,961
Tokyo Steel Manufacturing Co., Ltd.	3,400	42,625
Tokyo Tatemono Co., Ltd.	32,000	115,324
Tokyu Corp.	82,000	343,286
Tokyu Land Corp.	23,000	88,038
TonenGeneral Sekiyu KK	20,000	169,032
Toppan Printing Co., Ltd.	40,000	361,766
Toray Industries, Inc.	101,700	594,896
Toshiba Corp.	283,000	1,464,758
Tosoh Corp.	23,000	58,496
Toto Ltd.	18,000	122,823
Toyo Seikan Kaisha, Ltd.	11,200	198,464
Toyo Suisan Kaisha, Ltd.	8,000	206,985
Toyoda Gosei Co., Ltd.	5,900	165,673
Toyota Boshoku Corp.	5,100	98,044
Toyota Industries Corp.	12,500	357,780
Toyota Motor Corp.	207,000	8,323,341
Toyota Tsusho Corp.	15,600	245,070
Trend Micro, Inc.	8,500	296,712
Tsumura & Co.	3,000	87,134
UNY Co., Ltd.	8,000	66,268
USS Co., Ltd.	940	63,943
Ube Industries Ltd.	86,000	220,768
Uni-Charm Corp.	2,500	241,368
Ushio, Inc.	6,300	107,082
West Japan Railway Co.	108	372,105
Yahoo! Japan Corp.	1,035	377,519
Yakult Honsha Co., Ltd.	7,000	188,875
Yamada Denki Co., Ltd.	6,600	487,720
Yamaguchi Financial Group, Inc.	17,000	186,233
Yamaha Corp.	9,700	125,406
Yamaha Motor Co., Ltd. (a)	17,800	267,404
Yamato Kogyo Co. Ltd.	2,800	93,148
Yamato Transport Co., Ltd.	28,000	394,081
Yamazaki Baking Co., Ltd.	6,000	74,322
Yaskawa Electric Corp.	13,000	119,112
The Yasuda Trust & Banking Co., Ltd.	118,000	118,911
Yokogawa Electric Corp.	14,000	122,285

		160,217,421

Kazakhstan — 0.0%
Eurasian Natural Resources Corp.	18,209	329,019

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Luxembourg — 0.5%
ArcelorMittal	60,508	$2,653,007
SES Global	21,161	534,097
Tenaris SA	33,862	730,126

		3,917,230

Netherlands — 2.6%
ASML Holding NV	30,899	1,095,530
Aegon NV (a)	110,528	754,511
Akzo Nobel NV	16,565	943,536
Corio NV	3,993	266,474
Fugro NV	5,546	361,932
Heineken Holding NV	8,300	369,278
Heineken NV	16,903	868,110
ING Groep NV CVA (a)	257,795	2,554,130
Koninklijke Ahold NV	85,388	1,138,667
Koninklijke Boskalis Westminster NV	4,224	161,592
Koninklijke DSM NV	11,051	492,322
Koninklijke KPN NV	118,391	1,878,752
Koninklijke Philips Electronics NV	68,556	2,199,710
Koninklijke Vopak NV	1,953	153,565
Randstad Holdings NV (a)	7,250	344,294
Reed Elsevier NV	52,949	642,583
SBM Offshore NV	10,381	207,427
STMicroelectronics NV	49,010	486,344
TNT NV	25,883	741,222
Unilever NV	115,438	3,492,343
Wolters Kluwer NV	21,918	474,862

		19,627,184

New Zealand — 0.1%
Auckland International Airport Ltd.	44,629	61,440
Contact Energy Ltd.	17,272	78,491
Fletcher Building Ltd.	51,145	302,961
Sky City Ltd.	28,496	65,114
Telecom Corp. of New Zealand Ltd.	162,398	249,736

		757,742

Norway — 0.7%
DnB NOR ASA (a)	63,032	720,919
Norsk Hydro ASA (a)	48,953	373,718
Orkla ASA	58,937	521,445
Renewable Energy Corp. ASA (a)	23,854	111,670
Statoil ASA	80,582	1,875,092
Telenor ASA (a)	52,195	708,363
Telenor ASA - ADR (a)	1,431	57,598
Yara International ASA	13,606	591,537

		4,960,342

Portugal — 0.3%
Banco Comercial Portugues SA, Registered Shares	174,287	193,483
Banco Espirito Santo, SA Registered Shares (a)	37,186	200,659
Brisa-Auto Estradas de Portugal SA, Private Shares	16,547	140,226
Cimpor Cimentos de Portugal SA	21,742	164,122

Common Stocks	Shares	Value

Portugal (concluded)
Energias de Portugal SA	115,481	$458,861
Galp Energia SGPS SA	8,572	148,826
Jeronimo Martins SGPS SA	18,526	187,615
Portugal Telecom SGPS SA Registered Shares	42,030	469,100

		1,962,892

Singapore — 1.4%
Ascendas Real Estate Investment Trust	136,962	187,784
CapitaLand Ltd.	167,749	474,943
CapitaMall Trust	192,700	243,383
CapitaMalls Asia Ltd.	82,000	132,471
City Developments Ltd.	37,535	283,905
ComfortDelgro Corp. Ltd.	110,816	123,450
Cosco Corp. (Singapore) Ltd.	79,002	69,834
DBS Group Holdings Ltd.	122,407	1,248,032
Fraser and Neave Ltd.	74,096	253,818
Genting Singapore Plc (a)	317,227	200,407
Golden Agri-Resources Ltd. (a)	497,251	205,725
Jardine Cycle & Carriage Ltd.	8,721	182,845
Keppel Corp. Ltd.	93,616	609,752
Neptune Orient Lines Ltd.	92,350	132,607
Noble Group Ltd.	126,720	276,676
Olam International Ltd.	99,900	184,597
Oversea-Chinese Banking Corp.	179,914	1,118,116
SembCorp Industries Ltd.	81,590	240,230
Sembcorp Marine Ltd.	71,197	212,725
Singapore Airlines Ltd.	34,009	369,132
Singapore Exchange Ltd.	70,000	382,174
Singapore Press Holdings Ltd.	119,316	325,492
Singapore Technologies Engineering Ltd.	92,213	209,958
Singapore Telecommunications Ltd.	570,132	1,289,666
StarHub Ltd.	54,157	88,637
UOL Group Ltd.	23,457	65,295
United Overseas Bank Ltd.	84,572	1,158,933
Wilmar International Ltd.	91,670	438,127
Yangzijiang Shipbuilding Holdings Ltd.	85,183	70,515

		10,779,229

Spain — 3.8%
ACS Actividades de Construccion y Servicios, SA	10,348	477,461
Abertis Infraestructuras SA	20,225	389,528
Acciona SA	1,826	202,288
Acerinox SA	11,621	228,825
Banco Bilbao Vizcaya Argentaria SA	252,010	3,446,246
Banco de Sabadell SA	67,059	370,400
Banco de Valencia SA	8,786	56,124
Banco Popular Espanol SA	62,225	457,650
Banco Santander SA	582,727	7,729,342
Bankinter SA	21,946	182,911
Corp. Mapfre SA	55,108	202,071

8	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain (concluded)
Criteria Caixacorp. SA	62,512	$310,154
Enagas	14,796	324,111
Ferrovial SA	35,676	346,649
Fomento de Construcciones y Contratas SA	3,049	111,513
Gamesa Corp. Tecnologica SA	10,264	140,581
Gas Natural SDG SA	16,549	305,225
Gestevision Telecinco SA	4,123	64,752
Grifols SA	9,495	141,795
Iberdrola Renovables	60,677	251,649
Iberdrola SA	258,547	2,189,302
Iberia Lineas Aereas de Espana	36,747	128,368
Inditex SA	15,666	1,033,259
Indra Sistemas SA	4,973	101,937
Red Electrica de Espana	8,525	457,444
Repsol YPF SA	51,810	1,227,296
Sacyr Vallehermoso SA (a)	2,579	22,704
Telefonica SA	299,988	7,108,109
Zardoya Otis SA	10,042	174,171

		28,181,865

Sweden — 2.6%
Alfa Laval AB	23,643	347,790
Assa Abloy AB, Series B	21,977	429,853
Atlas Copco AB, Class A	43,609	675,876
Atlas Copco AB, Class B	27,049	378,883
Electrolux AB	16,346	374,406
Getinge AB, Class B	14,141	339,072
Hennes & Mauritz AB B Shares	34,665	2,254,155
Holmen AB, Class B	2,045	55,088
Husqvarna AB (a)	30,681	223,329
Investor AB	31,200	598,200
Kinnevik Investment AB	16,975	312,807
Lundin Petroleum AB (a)	14,102	119,374
Millicom International Cellular SA - ADR	5,814	520,179
Nordea Bank AB	220,434	2,172,841
Ratos AB	8,044	266,616
SKB AB	26,792	475,947
SSAB AB	12,784	229,860
SSAB AB	6,561	106,545
Sandvik AB	67,813	847,155
Scania AB	21,585	341,671
Securitas AB	22,248	237,176
Skandinaviska Enskilda Banken AB, Class A (a)	99,149	631,551
Skanska AB, Class B	28,005	508,662
Svenska Cellulosa AB	41,311	582,472
Svenska Handelsbanken, Class A	32,512	953,934
Swedbank AB, A Shares	41,950	429,620
Swedish Match AB	17,750	424,177
Tele2 AB	21,466	357,877
Telefonaktiebolaget LM Ericsson	207,889	2,179,927
TeliaSonera AB	145,201	1,030,990
Volvo AB A Shares	31,401	311,176

Common Stocks	Shares	Value

Sweden (concluded)
Volvo AB B Shares	70,381	$708,252

		19,425,461

Switzerland — 7.8%
ABB Ltd.	158,394	3,462,599
Actelion Ltd. (a)	7,930	360,523
Adecco SA, Registered Shares	8,832	501,407
Aryzta AG	4,912	215,161
BKW FMB Energie AG	374	27,789
Baloise Holding AG	3,108	275,641
Compagnie Financiere Richemont SA	37,470	1,452,909
Credit Suisse Group AG	80,785	4,158,199
GAM Holdings Ltd.	11,630	142,619
Geberit AG	2,933	524,744
Givaudan SA	572	501,609
Holcim Ltd.	17,610	1,312,389
Julius Baer Group Ltd.	13,842	501,010
Kuehne & Nagel International AG	3,968	400,923
Lindt & Spruengli AG	43	101,725
Lindt & Spruengli AG ‘R’	6	162,378
Logitech International SA (a)	13,305	219,368
Lonza Group AG, Registered Shares	3,806	310,896
Nestle SA, Registered Shares	248,898	12,754,034
Nobel Biocare Holding AG	7,919	211,585
Novartis AG, Registered Shares	151,463	8,193,232
Pargesa Holding SA	2,165	183,726
Roche Holding AG	50,429	8,190,201
SGS SA	424	585,216
Schindler Holding AG	3,355	295,137
Schindler Holding AG	1,855	161,039
Sonova Holding AG	3,530	438,146
Straumann Holding AG, Registered Shares (a)	392	97,464
The Swatch Group Ltd. Bearer Shares	2,214	706,033
The Swatch Group Ltd., Registered Shares	3,776	224,726
Swiss Life Holding	1,785	234,090
Swiss Reinsurance Co., Registered Shares (a)	24,794	1,216,529
Swisscom AG	1,673	611,053
Syngenta AG	6,791	1,885,717
Synthes, Inc.	4,642	579,947
UBS AG (a)	255,407	4,154,937
Zurich Financial Services AG	10,575	2,712,421

		58,067,122

United Kingdom — 20.2%
3i Group Plc	67,937	299,823
Admiral Group Plc	11,889	238,354
Amec Plc	23,434	284,127
Anglo American Plc (a)	92,399	4,022,041
Antofagasta Plc	27,689	437,223
Associated British Foods Plc	25,378	377,161
AstraZeneca Plc	101,764	4,537,220
Autonomy Corp Plc (a)	15,617	431,629

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	9

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (continued)
Aviva Plc	194,567	$1,136,631
BAE Systems Plc	248,361	1,400,228
BG Group Plc	236,584	4,097,113
BHP Billiton Plc	154,935	5,295,364
BP Plc	1,317,255	12,468,000
BT Group Plc	543,525	1,020,252
Balfour Beatty Plc	50,454	224,087
Barclays Plc	800,097	4,356,670
British Airways Plc (a)	39,996	147,913
British American Tobacco Plc	140,195	4,833,282
British Land Co. Plc	67,877	494,755
British Sky Broadcasting Plc	80,291	733,548
Bunzl Plc	22,948	251,156
Burberry Group Plc	30,344	328,869
Cable & Wireless Worldwide (a)	179,589	250,724
Cairn Energy Plc (a)	97,229	615,661
Capita Group Plc	43,577	500,401
Carnival Plc	12,233	502,173
Centrica Plc	360,188	1,608,285
Cobham Plc	80,535	314,065
Compass Group Plc	130,035	1,038,094
Diageo Plc	175,627	2,952,788
Drax Group Plc	33,579	190,554
Experian Group Ltd.	72,642	714,321
Firstgroup Plc	34,889	190,017
Fresnillo Plc	13,316	171,492
GlaxoSmithKline Plc	364,400	6,994,561
Group 4 Securicor Plc	88,209	350,120
HSBC Holdings Plc	1,222,263	12,386,281
Hammerson Plc	48,068	286,840
Home Retail Group	72,564	298,554
ICAP Plc	36,053	204,373
Imperial Tobacco Group Plc	71,331	2,176,404
Inmarsat Plc	30,487	349,628
Intercontinental Hotels Group Plc	17,940	280,816
International Power Plc	108,116	524,963
Invensys Plc	56,527	291,956
Investec Plc	28,233	230,799
J Sainsbury Plc	84,213	418,948
Johnson Matthey Plc	15,284	405,733
Kazakhmys Plc	15,025	347,318
Kingfisher Plc	167,665	545,905
Land Securities Group Plc	53,652	551,675
Legal & General Group Plc	410,318	547,144
Liberty International Plc	33,369	254,488
Lloyds TSB Group Plc (a)	2,676,495	2,541,496
London Stock Exchange Group Plc	9,771	105,359
Lonmin Plc (a)	10,670	330,321
Man Group Plc	119,847	438,710
Marks & Spencer Group Plc	112,095	629,984
National Grid Plc	172,232	1,676,569
Next Plc	13,795	453,163
Old Mutual Plc (a)	373,612	694,091
Pearson Plc	57,317	898,564
Petrofac Ltd.	14,306	260,902

Common Stocks	Shares	Value

United Kingdom (concluded)
Prudential Plc	176,684	$1,461,643
Rangold Resources Ltd.	6,307	483,972
Reckitt Benckiser Plc	42,568	2,338,850
Reed Elsevier Plc	84,959	676,698
Resolution Ltd.	131,725	164,008
Rexam Plc	61,337	272,651
Rio Tinto Plc, Registered Shares	96,101	5,681,362
Rolls-Royce Group Plc	130,697	1,183,306
Royal & Sun Alliance Insurance Group	253,862	491,467
Royal Bank of Scotland Group Plc (a)	1,183,159	783,766
Royal Dutch Shell Plc	249,041	7,220,395
Royal Dutch Shell Plc, Class B	189,334	5,219,540
SABMiller Plc	65,155	1,911,072
Sage Group Plc	91,802	333,302
Schroders Plc	8,497	181,513
Scottish & Southern Energy Plc	65,041	1,087,547
Sego Plc	44,794	217,616
Serco Group Plc	36,365	331,792
Severn Trent Plc	16,561	300,271
Shire Ltd.	39,639	873,583
Smith & Nephew Plc	62,734	626,460
Smiths Group Plc	27,238	469,880
Standard Chartered Plc	142,314	3,879,091
Standard Life Plc	162,910	494,766
TUI Travel Plc	39,643	181,614
Tesco Plc	557,668	3,687,053
Thomas Cook Group Plc	53,878	220,713
Tomkins Plc	63,755	228,356
Tullow Oil Plc	61,987	1,176,288
Unilever Plc	90,076	2,636,939
United Utilities Group Plc	47,732	405,178
Vedanta Resources Plc	9,749	410,469
Vodafone Group Plc	3,694,225	8,544,426
WPP Plc	88,580	916,607
Whitbread Plc	12,394	277,466
William Morrison Supermarkets Plc	148,920	662,939
Wolseley Plc (a)	19,874	480,223
Xstrata Plc	132,419	2,506,200

		150,958,708

Total Common Stocks – 96.5%		721,885,227

Preferred Securities

Preferred Stocks

Germany — 0.2%
Henkel KGaA, 1.75%	12,781	688,378
RWE AG, 3.50%	2,641	217,217
Volkswagen AG, 4.35%	7,550	692,408

Total Preferred Securities – 0.2%		1,598,003

10	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Rights	Shares	Value

Australia — 0.0%
Lend Lease Group (Expires 4/06/10)	8,198	$6,770

Germany — 0.0%
Volkswagen AG (Expires 4/13/10)	9,665	6,396

Total Rights – 0.0%		13,166

Total Long-Term Investments (Cost – $711,091,521) – 96.7%		723,496,396

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.12% (b)(c)	1,305,459	1,305,459

Total Short-Term Securities (Cost – $1,305,459) – 0.2%		1,305,459

Total Investments (Cost – $712,396,980*) – 96.9%		724,801,855
Other Assets Less Liabilities – 3.1%		23,180,650

Net Assets – 100.0%		$747,982,505

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$744,852,086

Gross unrealized appreciation	$85,492,441
Gross unrealized depreciation	(105,542,672)

Net unrealized depreciation	$(20,050,231)

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds,
TempCash, Institutional Class	$(5,314,759)	$823

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	11

Schedule of Investments (continued)	Master International Index Series

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

85	OMXS30 Index Futures	Stockholm	April 2010	$1,193,250	$4,538
119	DJ Euro Stoxx 50	Eurex	June 2010	$4,561,117	21,246
35	Emini MSCI	Chicago	June 2010	$2,711,524	42,626
61	FTSE 100 Index Futures	LIFFE	June 2010	$5,169,325	24,163
19	SPI 200 Index Futures	Sydney	June 2010	$2,120,458	6,219
54	TOPIX Index Futures	Tokyo	June 2010	$5,379,670	266,389

Total					$365,181

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	75,000	USD	68,903	UBS AG	4/01/10	$(79)

CHF	60,000	USD	56,238	UBS AG	4/01/10	667

JPY	43,000,000	USD	463,312	UBS AG	4/01/10	(3,370)

SEK	375,000	USD	51,531	UBS AG	4/01/10	404

USD	54,993	AUD	60,000	UBS AG	4/01/10	(66)

USD	47,477	CHF	50,000	UBS AG	4/01/10	56

USD	665,868	EUR	495,000	UBS AG	4/01/10	(2,707)

USD	151,655	GBP	100,000	Sanford C. Berns	4/01/10	(95)

USD	346,380	GBP	230,000	UBS AG	4/01/10	(2,644)

USD	128,342	JPY	12,000,000	UBS AG	4/01/10	(14)

Total						$(7,848)

12	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Schedule of Investments (continued)	Master International Index Series

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$62,378,937	$11	$62,378,948
Austria	—	2,363,754	—	2,363,754
Belgium	—	7,047,322	—	7,047,322
Bermuda	—	751,242	—	751,242
Cayman Islands	—	407,734	—	407,734
Denmark	—	6,915,590	—	6,915,590
Finland	—	8,960,019	—	8,960,019
France	—	73,634,386	—	73,634,386
Germany	—	55,290,283	—	55,290,283
Greece	—	3,282,605	—	3,282,605
Hong Kong	—	16,805,353	—	16,805,353
Ireland	—	1,996,405	1	1,996,406
Italy	—	22,867,370	—	22,867,370
Japan	—	160,217,421	—	160,217,421
Kazakhstan	—	329,019	—	329,019
Luxembourg	—	3,917,230	—	3,917,230
Netherlands	—	19,627,184	—	19,627,184
New Zealand	—	757,742	—	757,742
Norway	$57,598	4,902,744	—	4,960,342
Portugal	—	1,962,892	—	1,962,892
Singapore	—	10,779,229	—	10,779,229
Spain	—	28,181,865	—	28,181,865
Sweden	—	19,425,461	—	19,425,461
Switzerland	—	58,067,122	—	58,067,122
United Kingdom	—	150,958,708	—	150,958,708
Preferred Stocks:
Germany	692,408	905,595	—	1,598,003
Rights:
Australia	6,770	—	—	6,770
Germany	—	6,396	—	6,396
Short-Term Securities	1,305,459	—	—	1,305,459

Total	$2,062,235	$722,739,608	$12	$724,801,855

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010	13

Schedule of Investments (concluded)	Master International Index Series

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$365,181	—	—	$365,181
Foreign currency exchange contracts	—	$1,127	—	1,127
Liabilities
Foreign currency exchange contracts	—	(8,975)	—	(8,975)

Total	$365,181	$(7,848)	—	$357,333

[1]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Assets:
Balance, as of December 31, 2009	$15
Accrued discounts/premiums	—
Change in unrealized appreciation/depreciation [2]	(3)
Purchases	—
Sales	—
Transfers in [3]	—
Transfers out [3]	—

Balance, as of March 31, 2010	$12

[2]	The change in unrealized appreciation/depreciation on the securities still held on March 31, 2010 was $(3).

[3]	The Series policy is to reorganize transfers in and transfers out as of the event or the change in circumstances that caused the transfer.

14	QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: May 27, 2010